Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 27, 2024	Jul. 29, 2023	Jul. 30, 2022	Jul. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table and footnotes set forth the “total compensation” earned by our CEO (referred to in the tables below and related information as our principal executive officer (“PEO”)) and the average “total compensation” earned by our named executive officers other than our CEO (“Non-PEO NEOs”) as reported in the Summary Compensation Table for the past three fiscal years, as well as the “Compensation Actually Paid,” as calculated pursuant to Item 402(v) of Regulation S-K, and certain performance measures required by the rules.
Fiscal Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(1)(2)(3) ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($) (e)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ millions) (h)	EPS(5) ($) (i)
					TSR ($) (f)	Peer Group TSR ($) (g)
2024	$39,202,654	$16,581,418	$16,879,167	$3,783,853	$116.78	$235.11	$10,320	$3.77
2023	$31,843,708	$74,562,431	$13,576,781	$28,288,977	$123.09	$176.00	$12,613	$3.80
2022	$29,283,936	$6,127,283	$12,122,712	$5,217,104	$103.83	$138.92	$11,812	$3.34
2021	$25,446,695	$32,079,813	$10,298,861	$12,708,231	$123.13	$147.03	$10,591	$3.21
(1) Mr. Robbins was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each fiscal year presented are listed below.
2021	2022	2023	2024
R. Scott Herren	R. Scott Herren	R. Scott Herren	R. Scott Herren
Gerri Elliott	Maria Martinez	Maria Martinez	Gary Steele
Maria Martinez	Jeff Sharritts	Jeff Sharritts	Dev Stahlkopf
Kelly A. Kramer	Dev Stahlkopf	Dev Stahlkopf	Thimaya Subaiya
Irving Tan	Gerri Elliott		Maria Martinez
Mark Chandler			Jeff Sharritts
(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our named executive officers, including with respect to equity awards, which remain subject to forfeiture if the vesting conditions are not satisfied. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for our PEO and our Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.
Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	$39,202,654	$(35,373,892)	$12,752,656	$16,581,418
Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	$16,879,167	$(14,761,164)	$1,665,849	$3,783,853
  The amounts in the Inclusion of Equity Values in the tables above are derived as set forth in the following tables:
Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2024	$23,042,474	$(11,994,183)	$—	$1,704,365	$—	$12,752,656
Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	$5,115,408	$(2,536,033)	$1,203,805	$258,057	$(2,375,388)	$1,665,849
(4) The Peer Group TSR set forth in this table utilizes the S&P 500 Information Technology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the 2024 fiscal year. The comparison assumes $100 was invested for the period from July 25, 2020 through the end of our listed fiscal year and of the S&P 500 Information Technology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5) We determined EPS to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2024 (as in fiscal 2023) and therefore selected this measure as the fiscal 2024 “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K. More information on EPS, including an explanation of the determination of EPS pursuant to the fiscal 2024 PRSUs can be found in the CD&A above. This performance measure may not have been the most important financial performance measure for years 2021 and 2022, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote
(1) Mr. Robbins was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each fiscal year presented are listed below.
2021	2022	2023	2024
R. Scott Herren	R. Scott Herren	R. Scott Herren	R. Scott Herren
Gerri Elliott	Maria Martinez	Maria Martinez	Gary Steele
Maria Martinez	Jeff Sharritts	Jeff Sharritts	Dev Stahlkopf
Kelly A. Kramer	Dev Stahlkopf	Dev Stahlkopf	Thimaya Subaiya
Irving Tan	Gerri Elliott		Maria Martinez
Mark Chandler			Jeff Sharritts

Peer Group Issuers, Footnote
(4) The Peer Group TSR set forth in this table utilizes the S&P 500 Information Technology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the 2024 fiscal year. The comparison assumes $100 was invested for the period from July 25, 2020 through the end of our listed fiscal year and of the S&P 500 Information Technology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 39,202,654	$ 31,843,708	$ 29,283,936	$ 25,446,695
PEO Actually Paid Compensation Amount	$ 16,581,418	74,562,431	6,127,283	32,079,813
Adjustment To PEO Compensation, Footnote	3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for our PEO and our Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.
Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	$39,202,654	$(35,373,892)	$12,752,656	$16,581,418
Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2024	$23,042,474	$(11,994,183)	$—	$1,704,365	$—	$12,752,656

Non-PEO NEO Average Total Compensation Amount	$ 16,879,167	13,576,781	12,122,712	10,298,861
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,783,853	28,288,977	5,217,104	12,708,231
Adjustment to Non-PEO NEO Compensation Footnote
(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for our PEO and our Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.
Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	$16,879,167	$(14,761,164)	$1,665,849	$3,783,853
Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	$5,115,408	$(2,536,033)	$1,203,805	$258,057	$(2,375,388)	$1,665,849

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, our cumulative TSR over the four most recently completed fiscal years, and the cumulative TSR for the S&P 500 Information Technology Index over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and EPS
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and EPS, our “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K, during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, our cumulative TSR over the four most recently completed fiscal years, and the cumulative TSR for the S&P 500 Information Technology Index over the same period.

Tabular List, Table
Financial Performance Measures
As described in greater detail in the CD&A above, our executive compensation program reflects Cisco’s pay-for-performance compensation philosophy. The following table presents the financial performance measures, each as further described in the CD&A above, that we consider to have been the most important in linking Compensation Actually Paid to our PEO and other named executive officers for fiscal 2024 to our performance.
Revenue Operating Income Operating Cash Flow EPS Relative TSR Product ARR

Total Shareholder Return Amount	$ 116.78	123.09	103.83	123.13
Peer Group Total Shareholder Return Amount	235.11	176	138.92	147.03
Net Income (Loss)	$ 10,320,000,000	$ 12,613,000,000	$ 11,812,000,000	$ 10,591,000,000
Company Selected Measure Amount	3.77	3.8	3.34	3.21
PEO Name	Mr. Robbins
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	EPS
Non-GAAP Measure Description
(5) We determined EPS to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2024 (as in fiscal 2023) and therefore selected this measure as the fiscal 2024 “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K. More information on EPS, including an explanation of the determination of EPS pursuant to the fiscal 2024 PRSUs can be found in the CD&A above. This performance measure may not have been the most important financial performance measure for years 2021 and 2022, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 6
Pay vs Performance Disclosure
Name	Product ARR
PEO | Total Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (35,373,892)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,752,656
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,042,474
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,994,183)
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,704,365
PEO | Value At Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,761,164)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,665,849
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,115,408
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,536,033)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,203,805
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	258,057
Non-PEO NEO | Value At Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,375,388)